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91-1625

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

2007
DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

07052826

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

S&P/Citigroup BMI World ex-US Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GWL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange, Athens Stock Exchange, Australian Stock Exchange, Continuous Market (Sistema de Interconexión Bursátil Español(SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Frankfurt Stock Exchange, Fukuoka Stock Exchange, Helsinki Stock Exchange (OMX Exchanges), Hong Kong Stock Exchange, Irish Stock Exchange, JASDAQ, Korea Stock Exchange, KOSDAQ, Ljubljana Stock Exchange, London Stock Exchange, Bourse de Luxembourg, Milan Stock Exchange (Borsa Italiana), Nagoya Stock Exchange, New Zealand Stock Exchange, Nippon New Market Hercules, Osaka Securities Exchange, Oslo Stock Exchange, Reykjavik Stock Exchange (OMX Nordic Exchange), Singapore Exchange, Stockholm Stock Exchange (OMX Exchanges), SWX Swiss Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Virt-x Exchange Limited, Wiener Börse AG (Vienna Stock Exchange), Xetra

PROCESSED

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

MAY 03 2007

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

THOMSON
FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

April 27, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 30

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

DIVISION OF MARKET REGULATION

Via Overnight Mail

April 27, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – streetTRACKS® Index Shares Funds**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- streetTRACKS Index Shares Funds, SPDR® S&P® World ex-US ETF (Ticker Symbol GWL); and
- streetTRACKS Index Shares Funds, SPDR S&P International Small Cap ETF (Ticker Symbol GWX).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 3 0 2007

END